Loans and Interest Receivable - Allowance for Loans and Interest Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consumer Receivables
Allowance for loans and interest receivable
Beginning balance	$ 63	$ 305
Reversal of allowance related to loans and interest receivable, held for sale	0	(322)
Provisions	61	519
Charge-offs	(94)	(470)
Recoveries	0	31
Ending balance	30	63
Consumer Receivables | U.S.
Allowance for loans and interest receivable
Consumer loans and interest receivable not designated as held for sale and are expected to be charged off	50
Merchant Receivables
Allowance for loans and interest receivable
Beginning balance	59	31
Provisions	182	77
Charge-offs	(125)	(54)
Recoveries	10	5
Ending balance	126	59
Consumer Loans Receivable | Consumer Receivables
Allowance for loans and interest receivable
Beginning balance	57	265
Reversal of allowance related to loans and interest receivable, held for sale	0	(283)
Provisions	53	406
Charge-offs	(83)	(362)
Recoveries	0	31
Ending balance	27	57
Consumer Loans Receivable | Merchant Receivables
Allowance for loans and interest receivable
Beginning balance	52	28
Provisions	162	65
Charge-offs	(113)	(46)
Recoveries	10	5
Ending balance	111	52
Interest Receivable | Consumer Receivables
Allowance for loans and interest receivable
Beginning balance	6	40
Reversal of allowance related to loans and interest receivable, held for sale	0	(39)
Provisions	8	113
Charge-offs	(11)	(108)
Recoveries	0	0
Ending balance	3	6
Interest Receivable | Merchant Receivables
Allowance for loans and interest receivable
Beginning balance	7	3
Provisions	20	12
Charge-offs	(12)	(8)
Recoveries	0	0
Ending balance	$ 15	$ 7